Property and equipment, net	12 Months Ended
Dec. 31, 2022
Property and equipment, net
Property and equipment, net

10. Property and equipment, net

	As of December 31,
	2021	2022
	RMB	RMB	US$
Construction in progress	660,788,221	767,221,882	111,236,717
Leasehold improvements	169,217,493	28,943,095	4,196,354
Office and electronic equipment	9,856,959	9,965,437	1,444,853
Motor vehicles	10,204,623	10,572,823	1,532,915
Property and equipment, gross	850,067,296	816,703,237	118,410,839
Less accumulated depreciation	43,829,381	39,204,870	5,684,172
Less allowance	147,137,267	3,612,025	523,694
Property and equipment, net	659,100,648	773,886,342	112,202,973

Depreciation expense, for the years ended December 31, 2020, 2021 and 2022, was RMB 9 million, RMB 18 million and RMB 6 million (US$ 1 million), respectively.

For the years ended December 31, 2020, 2021 and 2022, the interest cost incurred and capitalized was RMB 3 million, RMB 7 million and RMB 7 million (US$ 1 million), respectively.

For the years ended December 31, 2021 and 2022, the Company had respectively recorded a charge of RMB 42,544,996 and RMB 158,713,927 of leasehold improvements, and RMB 104,592,271 and RMB nil of construction in progress in the consolidated statement of comprehensive income/(loss). According to the changes of the Company’s plan and executive management team that occurred during 2022, the Company has closed all of the educational service activity centers. Thus the Company has written off RMB 201,258,922 of leasehold improvements and RMB 104,592,271 of construction in progress in connection with educational service.

Due to the termination of educational services and the wind-down of the ready-to-cook meal business, the Company disposed of equipment in 2022. As of December 31, 2021 and 2022, the carrying amounts of the disposed property and equipment were RMB 405,376 and RMB 9,611,937 (US$ 1,393,600), respectively. the loss from disposal of property and equipment was RMB 256,289 and RMB 8,227,046 (US$1,192,810) for the years ended December 31, 2021 and 2022, respectively.